Vessels, net	12 Months Ended
Dec. 31, 2023
Vessels, net [Abstract]
Vessels, net
6.	Vessels, net

Vessels’ acquisitions and Vessels’ Improvements

During 2022, the Company capitalized in Vessels, net, an aggregate amount of $1,218, out of which $558 was transferred from other non-current assets, representing costs for the installation of ballast water treatment system on the vessel “Blue Moon”. During 2022, $1,199 of these costs have been paid and are included in line “Payments for vessels’ improvements” in the accompanying consolidated statements of cash flows. Furthermore, in 2022, the Company capitalized in other non-current assets an amount of $450, representing advances paid for the installation of ballast water treatment system on the vessel “P. Kikuma”, also included in line “Payments for vessels’ improvements” in the accompanying consolidated statements of cash flows. From June to November 2022, the Company, through four newly established subsidiaries, entered into four memoranda of agreement with unrelated parties to acquire the Aframax tanker vessels “P. Sophia”, “P. Aliki”, “P. Monterey”, and “P. Long Beach”, for a purchase price of $27,577, $36,500, $35,000, and $43,750, respectively. The vessels were delivered to the Company from July to December 2022. Aggregate pre-delivery costs capitalized in connection with these vessels’ acquisition amounted to $677, out of which $64 were paid in 2023 and are reflected in line Vessel acquisitions and other vessels’ costs in the accompanying 2023 consolidated cash flows.

During 2023, the Company capitalized an amount of $510 and an amount of $450 was transferred from other non-current assets, representing costs for the installation of ballast water treatment system on the vessel “P. Kikuma”. The amount of $510, which was paid in 2023, is reflected in line “Payments for vessels’ improvements” in the accompanying consolidated statements of cash flows.

Vessels’ Disposals

In October 2022, the Company, through one of its subsidiaries, entered into a memorandum of agreement to sell the Aframax tanker vessel “P. Fos” to unrelated parties for an aggregate gross price of $34,000. The vessel was delivered to her new owners in November 2022 and the Company received the sale proceeds in accordance with the terms of the contract. For 2022, the gain on sale of vessels, net of direct to sale expenses, amounted to $9,543 and is reflected in Gain on vessel’s sale in the accompanying consolidated statement of operations.

In November 2023, the Company, through one of its subsidiaries, entered into a memorandum of agreement to sell the Aframax tanker vessel “P. Kikuma” to unrelated parties for an aggregate gross price of $39,300. The vessel was delivered to her new owners in December 2023, and the Company received the sale proceeds in accordance with the terms of the contract. For 2023, the gain on sale of vessels, net of direct to sale expenses, amounted to $15,683 and is reflected in Gain on vessel’s sale in the accompanying consolidated statement of operations.

The amounts of Vessels, net, in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	$136,782	$(13,746)	$123,036
- Transfer from advances for vessel acquisitions and other vessel costs	143,504	-	143,504
- Vessels’ improvements transferred from other non-current assets	558	-	558
- Vessels’ improvements	660	-	660
- Vessel’s disposals	(27,208)	4,688	(22,520)
- Depreciation	-	(8,631)	(8,631)
Balance, December 31, 2022	$254,296	$(17,689)	$236,607
- Vessels’ improvements transferred from other non-current assets	450	-	450
- Vessels’ improvements	510	-	510
- Vessel’s disposals	(27,098)	5,795	(21,303)
- Depreciation	-	(14,156)	(14,156)
Balance, December 31, 2023	$228,158	$(26,050)	$202,108